Related party transactions	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Related party transactions
31.
Related party transactions

The Group’s related parties are predominantly subsidiaries, associates and joint ventures, and key management personnel of the Group. Disclosures relating to key management personnel are set out in note 25 'Key management personnel'. Transactions between each parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note. In the Consolidated Financial Statements of the Group:

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All transactions to/from related parties are made at arm’s length, i.e. at normal market prices and rates and on normal commercial terms.
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Outstanding balances at year-end are unsecured and settlement occurs in cash. Loan amounts owing from related parties represent secured loans made to associates and joint ventures under co-funding arrangements. Such loans are made on an arm’s length basis.
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No guarantees are provided or received for any related party receivables or payables.
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No provision for expected credit losses has been recognised in relation to any outstanding balances and no expense has been recognised in respect of expected credit losses due from related parties.
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There were no other related party transactions in the year ended 30 June 2026 (2025: US$ nil), other than those with post-employment benefit plans for the benefit of Group employees. These are shown in note 27 'Employee benefits, restructuring and post-retirement employee benefits provisions'.
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Related party transactions with Samarco are described in note 4 'Significant events – Samarco dam failure'.

Further disclosures related to related party transactions are as follows:

Transactions with related parties

	Joint ventures		Associates
	2026	2025	2026	2025
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	2,673.037	1,702.477
Interest income	–	–	–	–
Interest expense	–	–	–	–
Dividends received	–	–	894.375	374.972
Net loans made to/(repayments from) related parties	–	–	–	–

Outstanding balances with related parties

	Joint ventures		Associates
	2026	2025	2026	2025
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	363.386	224.091
Loan amounts owing to related parties	–	–	–	–
Trade amounts owing from related parties	–	–	0.653	1.557
Loan amounts owing from related parties	–	–	–	–